CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jun. 30, 2014	$ (1,408,314)	$ 0	$ 0	$ 72,685	$ 16,374,781	$ (17,552,917)	$ (302,863)
Balance (in shares) at Jun. 30, 2014		0	0	72,684,767
Issuance of common stock for cash	29,000	$ 0	$ 0	$ 13,400	15,600	0	0
Issuance of common stock for cash (in shares)		0	0	13,400,000
Issuance of common stock for conversion of convertible debt and accrued interest	441,160	$ 0	$ 0	$ 181,185	259,975	0	0
Issuance of common stock for conversion of convertible debt and accrued interest (in shares)		0	0	181,185,110
Issuance of stock for services	741,276	$ 5,000	$ 0	$ 19,258	717,018	0	0
Issuance of stock for services (in shares)		500,000	1	19,258,316
Issuance of common stock as part of settlement agreement	152,285	$ 0	$ 0	$ 60,914	91,371	0	0
Issuance of common stock as part of settlement agreement (in shares)		0	0	60,913,820
Foreign currency translation gain	403,831	$ 0	$ 0	$ 0	0	0	403,831
Net loss	(3,412,754)	0	0	0	0	(3,412,754)	0
Balance at Jun. 30, 2015	(3,053,516)	$ 5,000	$ 0	$ 347,442	17,458,745	(20,965,671)	100,968
Balance (in shares) at Jun. 30, 2015		500,000	1	347,442,013
Issuance of common stock for conversion of convertible debt and accrued interest	4,899,244	$ 0	$ 0	$ 348,665	4,550,579	0	0
Issuance of common stock for conversion of convertible debt and accrued interest (in shares)		0	0	348,664,299
Reclassification of premium upon debt conversion	1,253,318	$ 0	$ 0	$ 0	1,253,318	0	0
Issuance of stock for services	1,233,759	$ 0	$ 0	$ 32,510	1,201,249	0	0
Issuance of stock for services (in shares)		0	0	32,510,000
Stock option expense	1,722,288	$ 0	$ 0	$ 0	1,722,288
Issuance of warrants for services	47,560	0	0	0	47,560	0	0
Realtive fair value of warrants issued with debt	712,110	0	0	0	712,110	0	0
Foreign currency translation gain	30,296	0	0	0	0	0	30,296
Net loss	(9,410,352)	0	0	0	0	(9,410,352)	0
Balance at Jun. 30, 2016	$ (2,565,293)	$ 5,000	$ 0	$ 728,617	$ 26,945,849	$ (30,376,023)	$ 131,264
Balance (in shares) at Jun. 30, 2016		500,000	1	728,616,312